Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net earnings	$ 147,021	$ 145,007
Foreign currency translation gain (loss)	1,546	(7,882)
Comprehensive earnings	148,567	137,125
Less: Comprehensive earnings attributable to non-controlling shareholders	46,630	23,933
Comprehensive earnings attributable to Company	$ 101,937	$ 113,192